Fair Value Measurements (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Fair Value Measurements
Due from related parties non current fair value - determined through level 3 inputs	$ 1,092
Due from related party	$ 1,350	$ 1,350